Schedule of cash and cash equivalents (Details) - BRL (R$)	Sep. 30, 2021	Dec. 31, 2020
CashAndCashEquivalentLineItems [Line Items]
Cash	R$ 2,203,097,000	R$ 2,439,072,000
Cash equivalents	6,889,844,000	7,576,625,000
Turkey, New Lira
CashAndCashEquivalentLineItems [Line Items]
Cash	660,171,000	347,740,000
United States of America, Dollars
CashAndCashEquivalentLineItems [Line Items]
Cash	633,222,000	1,185,208,000
United States of America, Dollars | Fixed term deposit [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents		198,878,000
United States of America, Dollars | Overnight [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents	600,449,000	1,220,232,000
Saudi Arabia, Riyals
CashAndCashEquivalentLineItems [Line Items]
Cash	351,645,000	250,879,000
Brazilian reais [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash	117,762,000	112,181,000
Cash equivalents	4,086,298,000	3,667,132,000
Brazilian reais [Member] | Investment funds [member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents	4,120,000	4,684,000
Brazilian reais [Member] | Bank deposit certificates [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents	4,082,178,000	3,662,448,000
Euro Member Countries, Euro
CashAndCashEquivalentLineItems [Line Items]
Cash	67,973,000	54,687,000
Others currencies [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash	372,324,000	488,377,000
Cash equivalents	600,449,000	1,470,421,000
Others currencies [Member] | Fixed term deposit [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents		R$ 51,311,000